ALLIANCE GLOBAL SMALL CAP FUND

ANNUAL REPORT
JULY 31, 1997

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                           ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

September 2, 1997

Dear Shareholder:

Your Fund outpaced the Lipper Global Small Company Funds' Average for the fiscal year ended July 31, 1997. This was largely due to the Fund's emphasis on growth stocks, which performed well in a global environment of low inflation, stable prices, and low interest rates. For the period under review, your Fund's performance trailed that of the Morgan Stanley Capital International (MSCI) World Index due to the significant outperformance of large capitalization stocks (the primary components of the MSCI World Index.)


INVESTMENT RETURNS*
                               TOTAL RETURN FOR THE PERIODS
                                    ENDED JULY 31, 1997
                                 6 MONTHS       12 MONTHS
                                ----------     -----------
ALLIANCE GLOBAL SMALL CAP FUND
   Class A                         11.04%         26.47%
   Class B                         10.67          25.42
   Class C                         10.65          25.37

MSCI WORLD INDEX                   19.51          33.16

LIPPER GLOBAL SMALL COMPANY
   FUNDS AVERAGE                    9.36          18.79


* TOTAL RETURNS ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF 7/31/97. THE TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. RETURNS FOR THE FUND AND ITS COMPARATIVE INDICES INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. FOR ADDITIONAL PERFORMANCE INFORMATION, PLEASE SEE PAGE 3.

     THE MSCI WORLD INDEX IS AN UNMANAGED, MARKET-CAPITALIZATION WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF STOCK MARKETS IN 23 COUNTRIES. THE LIPPER GLOBAL SMALL COMPANY FUNDS AVERAGE REFLECTS PERFORMANCE OF 32 FUNDS WHICH HAVE INVESTMENT OBJECTIVES SIMILAR TO THAT OF THE ALLIANCE GLOBAL SMALL CAP FUND.


AREAS OF INVESTMENT: U.S. MARKET
We have added recently to your Fund's healthcare holdings, focusing specifically on biotechnology companies with products either approved by the FDA or nearing the end of the approval process. Therefore, many of the risk hurdles that these companies typically face are already behind them. We currently hold positions in Geltex Pharmaceuticals, Centocor, Medimmune, and Neurex.

The retail and apparel sectors continue to present attractive growth stocks with very low price/earning ratio multiples. We believe that the strong trend favoring casual wear will continue to benefit Nautica Enterprises, Tommy Hilfiger and Timerberland.

The changing landscape within the automobile retail sector is likely to benefit Circuit City's CarMax as the superstore format further penetrates the automobile market. On a related note, we believe Budget Group will benefit as the automobile rental market continues to see higher prices, lower capacity, and better inventory management.

On the cyclical side, offshore drillers are now in the third year of profitability. While we have used this as an opportunity to lock in profits through selected sales, we still hold Rowan Companies and Parker Drilling in the portfolio. A related theme with a similar demand/supply potential imbalance is the oil tanker industry. The Fund owns holdings in both OMI and Knightsbridge Tankers.

The airline industry illustrates another cyclical sector that is experiencing growth characteristics, and we have positioned the Fund to take advantage of this through stakes in Continental Airlines and Alaska Air Group. Airline carriers are flying with all-time record load factors. We believe that the industry is in the third year of a positive, multi-year cycle, which began in 1995, the first year the airline industry was profitable since 1989. Airlines are using their cash flow to pay down debt and restructure their balance sheets. As demand outpaces capacity growth, pricing power is increasing. This contrasts sharply with past cycles when airlines used profits to buy more planes and increase capacity in order to maximize revenue growth, eroding their pricing power in the process.

INTERNATIONAL INVESTMENTS
The Funds' traditional emphasis on growth companies resulted in strong performance from our European holdings. Pharmaceutical, publishing, and insurance stocks make up the largest components of our core growth portfolio. We continue to sell some long-term holdings which have reached lofty valuations in order to invest in cyclical companies and conglomerates whose managements are promising to significantly improve returns for shareholders.


1



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

The portfolio maintained an underweight position in Japan during the period, but the Fund's Japanese exposure still slowed overall performance. While the Fund's Japanese pharmaceutical, technology, and consumer finance stocks performed well for us, most small capitalization issues suffered over concerns about an economic slowdown. We continue to sell Japanese cyclical shares in favor of core growth stocks and globally competitive exporters.

In developing markets, Mexican consumer shares, Brazilian utilities, and Hong Kong/Chinese property stocks and conglomerates were our best performers. Aside from India and Hong Kong, we continue to underweight southeast Asia, where economic growth rates are slowing sharply. We are selectively buying emerging market companies which we believe will produce significant positive earnings surprises for the foreseeable future.

MARKET OUTLOOK
Steady, moderate economic growth in most developed economies is expected for the remainder of 1997. Sturdy economic conditions in the U.K. and the U.S. appear to be gaining momentum. Continental Europe is strengthening with the aid of weaker currencies from a very subdued base. The Japanese economy appears to be slowing sharply, but is expected to continue modest positive growth. Pricing power is being constrained in most product and service categories due to strong global competition.

Our outlook for U.S. equities remains positive. However, an increase in interest rates would put some pressure on price/earnings ratios, which means that stocks with higher P/Es could become vulnerable. As a result, we continue to focus on the underlying earnings of each company, working to avoid the risk of unsustainable valuations.

While U.K. economic and earnings growth are now self sustaining, continental Europe remains heavily dependent on competitive currencies. Continental bond markets are underpinned by expectations of low inflation during formation of the European Monetary Union. Central banks are allowing their currencies to devalue versus the dollar in order to aid exports. Corporate managements are aggressively pursuing corporate restructuring, which boosts earnings prospects for their companies.

Japanese consumers hold the key to their economy. Monetary stimulus has stabilized at a high level while fiscal stimulus is being aggressively withdrawn from the economy. Because exports are already strong, domestic capital spending and consumer reaction to this year's personal tax increases will tell the tale.

Outside of Asia, developing markets continue to offer potential upside growth surprises. We believe that growth in India, Eastern Europe, and Mexico is likely to accelerate through year end. While we anticipate ongoing opportunity in developing markets' shares, we also expect the normal volatility associated with investment in these markets.

IN SUMMARY
Though we are concerned by the historically high valuations being accorded growth stocks, we continue to believe we can identify attractive investment ideas around the globe.

As always we appreciate your investment in the Alliance Global Small Cap Fund and look forward to reporting its progress to you in coming periods.

Sincerely,


John D. Carifa
Chairman and President


Alden M. Stewart
Senior Vice President



SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

Alliance Global Small Cap Fund seeks long-term growth of capital. It invests principally in a diversified global portfolio of equity securities issued by small capitalization companies.



INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF JULY 31, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +26.47%        +21.04%
 . Five Years                 +15.16%        +14.16%
 . Ten Years                   +7.81%         +7.34%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +25.42%        +21.42%
 . Five Years                 +14.34%        +14.34%
 . Since Inception*           +11.40%        +11.40%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +25.37%        +24.37%
 . Since Inception*           +15.64%        +15.64%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 9/17/90, Class B; 5/3/93, Class C.


3



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

ALLIANCE GLOBAL SMALL CAP FUND
GROWTH OF A $10,000 INVESTMENT
7/31/87 TO 7/31/97

$28,000
$25,000
$22,000
$19,000
$16,000
$13,000
$10,000
$7,000
MSCI WORLD INDEX: $26,333

LIPPER GLOBAL SMALL COMPANY AVERAGE: $24,717

GLOBAL SMALL CAP FUND
CLASS A SHARES: $20,305

7/31/87   7/31/88   7/31/89   7/31/90   7/31/91   7/31/92
7/31/93   7/31/94   7/31/95   7/31/96   7/31/97


This chart illustrates the total value of an assumed $10,000 investment in Alliance Global Small Cap Fund Class A shares (from 7/31/87 to 7/31/97) as compared to the performance of appropriate broad-based indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged, market capitalization-weighted index that measures the performance of stock markets in 23 countries.

The Lipper Global Small Company Funds Average reflects performance of 32 funds, 2 of which have been in existence for the full ten-year period. These funds have generally similar investment objectives to Alliance Global SmallCap Fund, although the investment policies of some funds included in the average may differ.

When comparing Alliance Global Small Cap Fund to the index and average shown above, you should note that no charges or expenses are reflected in the performance of the index. Lipper results include fees and expenses.


Global Small Cap Fund
Lipper Global Small Company Average
MSCIWorld Index


4



TEN LARGEST HOLDINGS
JULY 31, 1997                                    ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                               COUNTRY       U.S.$ VALUE  %OF NET ASSETS
-------------------------------------------------------------------------------
Mohawk Industries, Inc.            United States    $ 2,392,950         1.9%
Parker Drilling Co.                United States      2,144,862         1.7
Omi Corp.                          United States      1,923,512         1.5
Budget Group, Inc.                 United States      1,821,875         1.4
Consolidated Freightways Corp.     United States      1,649,362         1.3
Industrie Natuzzi S.p.A. (ADR)     Italy              1,402,931         1.1
Geltex Pharmaceuticals, Inc.       United States      1,377,350         1.1
Rowan Cos., Inc.                   United States      1,357,738         1.1
Bethlehem Steel Corp.              United States      1,321,875         1.1
Centocor, Inc.                     United States      1,320,550         1.0
                                                    $16,713,005        13.2%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED JULY 31, 1997
_______________________________________________________________________________

                                                               SHARES
-------------------------------------------------------------------------------
                                                                   HOLDINGS
PURCHASES                             COUNTRY            BOUGHT     7/31/97
-------------------------------------------------------------------------------
AT Entertainment, Inc.             United States         36,000      36,000
Bethlehem Steel Corp.              United States        117,500     117,500
Circuit City Stores, Inc.          United States         69,000      69,000
Cognos, Inc.                       United States         27,300      27,300
Consolidated Freightways Corp.     United States        108,600     108,600
Knightsbridge Tankers, Ltd.        United States         38,900      38,900
Mohawk Industries, Inc.            United States         42,700      90,300
Nautica Enterprises, Inc.          United States         40,900      40,900
Southern Union Co.                 United States         37,700      37,700
Stride Rite Corp.                  United States         54,300      54,300


                                                                    HOLDINGS
SALES                                 COUNTRY             SOLD       7/31/97
-------------------------------------------------------------------------------
AK Steel Holding Corp.             United States         23,500          -0-
Budget Group, Inc.                 United States         15,800      58,300
Hexcel Corp.                       United States         46,900          -0-
International Specialty
  Products, Inc.                   United States         71,200          -0-
Jones Apparel Group, Inc.          United States         16,900          -0-
Nine West Group, Inc.              United States         16,400      20,600
Taubman Centers, Inc.              United States         67,400          -0-
TeleSpectrum Worldwide, Inc.       United States         64,300          -0-
Ugly Duckling Corp.                United States         32,100          -0-
Ultramar Diamond Shamrock          United States         29,754          -0-


5



TEN LARGEST COUNTRY HOLDINGS
JULY 31, 1997                                    ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COUNTRY                                          VALUE    PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
United States                               $ 57,826,067              45.8%
Japan                                         16,129,128              12.8
United Kingdom                                 7,334,933               5.8
France                                         3,403,795               2.7
Netherlands                                    2,729,224               2.2
Australia                                      2,488,558               2.0
Spain                                          2,246,017               1.8
Italy                                          2,152,650               1.7
Germany                                        1,945,741               1.5
Sweden                                         1,921,510               1.5
                                             $98,177,623              77.8%


INDUSTRY DIVERSIFICATION
JULY 31, 1997
                                            U.S. $ VALUE  PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
Aerospace & Defense                         $    143,515               0.1%
Basic Industries                               8,087,051               6.4
Capital Goods                                  7,217,709               5.7
Consumer Manufacturing                        11,036,379               8.7
Consumer Services                             24,238,465              19.2
Consumer Staples                               5,530,247               4.4
Energy                                        12,704,256              10.1
Finance                                        8,860,210               7.0
Healthcare                                     9,965,805               7.9
Multi Industry                                 6,254,682               5.0
Technology                                    13,319,607              10.6
Transportation                                 4,809,254               3.8
Utilities                                      4,847,822               3.8
Total Investments*                           117,015,002              92.7
Cash and receivables, net of liabilities       9,199,521               7.3
Net Assets                                  $126,214,523             100.0%


*  Excludes short-term obligations.


6



PORTFOLIO OF INVESTMENTS
JULY 31, 1997                                    ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-92.7%
UNITED STATES INVESTMENTS-45.8%
CONSUMER SERVICES-12.0%
ADVERTISING-0.1%
Precision Response Corp. (a)                      5,300      $    60,287

AIRLINES-1.9%
Alaska Air Group, Inc. (a)                       37,700        1,114,506
Continental Airlines, Inc. (a)                   34,000        1,266,500
                                                             ------------
                                                               2,381,006

APPAREL-1.6%
Mossimo, Inc. (a)                                 1,900           14,487
Nautica Enterprises, Inc. (a)                    40,900        1,124,750
Tommy Hilfiger Corp. (a)                         18,300          815,494
                                                             ------------
                                                               1,954,731

BROADCASTING & CABLE-2.1%
Evergreen Media Corp. (a)                        19,700          906,200
Jacor Communications, Inc. (a)                    8,700          373,013
Sinclair Broadcast Group, Inc. (a)               18,500          642,875
Telephone and Data Systems, Inc.                 18,100          694,587
                                                             ------------
                                                               2,616,675

ENTERTAINMENT & LEISURE-0.6%
AT Entertainment, Inc. (a)                       36,000          756,000

RESTAURANTS & LODGING-1.4%
Extended Stay America, Inc. (a)                  25,511          411,365
Florida Panthers Holdings, Inc. (a)              21,600          463,050
Interstate Hotels Co. (a)                        12,300          351,319
QPQ Corp. (a)                                    16,400            2,563
  warrants, expiring 9/22/98 (a)                 16,400               -0-
Suburban Lodges of America, Inc. (a)             27,500          567,187
                                                             ------------
                                                               1,795,484

RETAIL-GENERAL MERCHANDISE-3.0%
Abercrombie & Fitch Co. (a)                      24,400          484,950
Circuit City CarMax Group (a)                    69,000          978,937
Furniture Brands International, Inc. (a)         29,200          600,425
Nine West Group, Inc. (a)                        20,600          825,288
Stride Rite Corp.                                54,300          736,444
Timberland Co. (a)                                3,400          219,725
                                                             ------------
                                                               3,845,769

TRAVEL SERVICES-0.2%
Galileo International, Inc.                       9,900          259,875

MISCELLANEOUS-1.1%
Equity Corp. International (a)                   19,300          464,406
International Alliance Services, Inc. (a)        56,800          497,000
  warrants, expiring 12/31/00 (a)                61,100           76,009
TeleTech Holdings, Inc. (a)                      19,000          380,000
                                                             ------------
                                                               1,417,415
                                                             ------------
                                                              15,087,242

ENERGY-8.9%
DOMESTIC PRODUCERS-1.0%
Valero Energy Corp.                              30,200        1,298,600

OIL SERVICE-6.0%
Friede Goldman International, Inc. (a)           14,800          425,500


7



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Knightsbridge Tankers, Ltd.                      38,900      $ 1,074,613
Noble Drilling Corp. (a)                         23,200          651,050
OMI Corp. (a)                                   172,900        1,923,512
Parker Drilling Co. (a)                         164,200        2,144,862
Rowan Cos., Inc. (a)                             41,300        1,357,738
                                                             ------------
                                                               7,577,275

PIPELINES-0.7%
Southern Union Co.                               37,700          871,812

MISCELLANEOUS-1.2%
Costilla Energy, Inc. (a)                        39,200          534,100
KCS Energy, Inc.                                 14,000          304,500
Superior Services, Inc. (a)                      23,500          616,875
                                                             ------------
                                                               1,455,475
                                                             ------------
                                                              11,203,162

TECHNOLOGY-5.0%
COMMUNICATION EQUIPMENT-0.8%
CHS Electronics, Inc. (a)                        12,100          462,069
Comverse Technology, Inc. (a)                    11,400          555,750
                                                             ------------
                                                               1,017,819

COMPUTER HARDWARE-0.0%
Radius, Inc. (a)                                    151               64

COMPUTER PERIPHERALS-0.2%
Read-Rite Corp. (a)                              12,500          323,438

COMPUTER SERVICES-1.3%
Cognos, Inc. (a)                                 27,300          824,119
DBT Online, Inc. (a)                             10,100          503,737
Renaissance Solutions, Inc. (a)                   8,000          318,000
                                                             ------------
                                                               1,645,856

COMPUTER SOFTWARE-0.5%
Rational Software Corp. (a)                      34,500          664,125

NETWORKING SOFTWARE-0.5%
FORE Systems, Inc. (a)                           39,000          626,437

SEMI-CONDUCTOR CAPITAL EQUIPMENT-0.4%
CFM Technologies, Inc. (a)                       18,400          478,400

SEMI-CONDUCTOR COMPONENTS-0.7%
PMC-Sierra, Inc. (a)                             27,300          894,075

MISCELLANEOUS-0.6%
Hadco Corp. (a)                                   5,400          356,062
Harman International Industries, Inc.             9,000          357,750
                                                             ------------
                                                                 713,812
                                                             ------------
                                                               6,364,026

HEALTH CARE-5.0%
BIOTECHNOLOGY-3.3%
BioReliance Corp. (a)                             1,700           30,388
Centocor, Inc. (a)                               34,300        1,320,550
Geltex Pharmaceuticals, Inc. (a)                 65,200        1,377,350
Medimmune, Inc. (a)                              39,500          938,125
Neurex Corp. (a)                                 35,500          443,750
                                                             ------------
                                                               4,110,163

DRUGS-0.0%
Viro Pharmaceuticals, Inc. (a)                    3,200           48,000

MEDICAL SERVICES-1.4%
Mid Atlantic Medical Services, Inc. (a)          46,400          690,200
National Surgery Centers, Inc. (a)               16,100          513,187
Orthodontic Centers of America, Inc. (a)         16,700          308,950
Synetic, Inc. (a)                                 6,700          277,213
                                                             ------------
                                                               1,789,550


8



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
MISCELLANEOUS-0.3%
Buckeye Cellulose Corp. (a)                      11,200      $   403,200
                                                             ------------
                                                               6,350,913

CONSUMER MANUFACTURING-4.3%
AUTO & RELATED-3.4%
Autoliv, Inc. (a)                                 6,000          208,875
Budget Group, Inc. (a)                           58,300        1,821,875
Keystone Automotive Industries, Inc. (a)         10,300          200,850
Miller Industries, Inc. (a)                      50,900          858,938
Monaco Coach Corp. (a)                           23,100          594,825
Watsco, Inc.                                     21,800          656,725
                                                             ------------
                                                               4,342,088

BUILDING & RELATED-0.5%
Hughes Supply, Inc.                              21,900          563,925

TEXTILE PRODUCTS-0.4%
Novel Denim Holdings, Ltd. (a)                   23,900          537,750
                                                             ------------
                                                               5,443,763

BASIC INDUSTRIES-3.7%
CHEMICALS-1.4%
Crompton & Knowles Corp.                         39,100          962,837
Cytec Industries, Inc. (a)                       12,300          485,850
Polymer Group, Inc. (a)                          30,700          416,369
                                                             ------------
                                                               1,865,056

CONTAINERS-0.3%
U.S. Can Corp. (a)                               22,000          353,375

MINING & METALS-2.0%
Bethlehem Steel Corp. (a)                       117,500        1,321,875
Birmingham Steel Corp.                            9,800          178,238
Kaiser Aluminum Corp. (a)                        23,100          346,500
Steel Dynamics, Inc. (a)                         25,000          662,500
                                                             ------------
                                                               2,509,113
                                                             ------------
                                                               4,727,544

CONSUMER STAPLES-2.4%
HOUSEHOLD PRODUCTS-0.5%
Silgan Holdings, Inc. (a)                        15,600          574,275

MISCELLANEOUS-1.9%
Mohawk Industries, Inc. (a)                      90,300        2,392,950
                                                             ------------
                                                               2,967,225

TRANSPORTATION-2.1%
RAILROAD-0.4%
Genesee & Wyoming, Inc. (a)                      18,500          471,750

TRUCKING-1.7%
Consolidated Freightways Corp. (a)              108,600        1,649,362
Roadway Express, Inc.                            20,700          473,836
                                                             ------------
                                                               2,123,198

                                                             ------------
                                                               2,594,948

CAPITAL GOODS-1.1%
ELECTRICAL EQUIPMENT-0.3%
Rofin Sinar Technologies, Inc. (a)               20,000          362,500

POLLUTION CONTROL-0.8%
American Disposal Services, Inc. (a)             20,500          594,500
United Waste Systems, Inc. (a)                   10,800          461,700
                                                             ------------
                                                               1,056,200
                                                             ------------
                                                               1,418,700

FINANCE-1.0%
REAL ESTATE-1.0%
CCA Prison Realty Trust (a)                      10,500          325,500
Chelsea GCA Realty, Inc.                         12,600          496,913
Glenborough Realty Trust, Inc.                   18,500          440,531
                                                             ------------
                                                               1,262,944


9



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
MULTI INDUSTRY-0.3%
Culligan Water Technologies, Inc. (a)             9,600      $   405,600
Total United States Investments
  (cost $48,144,440)                                          57,826,067

FOREIGN INVESTMENTS-46.9%
ARGENTINA-0.0%
Quilmes Industrial Quinsa S.A. (ADR)              2,000           23,000

AUSTRALIA-2.0%
AAPC, Ltd.                                      150,000           87,194
Brambles Industries, Ltd.                        20,000          414,359
Broken Hill Proprietary Co., Ltd.                10,000          135,933
Cochlear, Ltd. (b)                                6,000           20,345
ERG, Ltd.                                       230,000          238,256
GIO Australia Holding                            80,000          246,827
Great Central Mines, Ltd.                        15,000           30,741
Hoyts Cinemas Group
  Auditorium                                     10,000           21,985
  Rights Expire 9/03/97                           1,667              435
Oil Search, Ltd.                                140,000          440,294
Orogen Minerals, Ltd. (GDR) (b)                  15,000          442,650
Plutonic Resources                               20,000           59,322
Spectrum Network                                480,000          182,437
Village Roadshow, Ltd.                           30,000           80,040
WMC, Ltd.                                        15,121           87,740
                                                             ------------
                                                               2,488,558

AUSTRIA-0.4%
Austria Mikro Systeme International AG              900           82,460
Benckiser-Wasser-Technik AG                         600           96,958
KTM Motorradholding (a)                           3,000          200,178
OMV AG                                            1,000          138,400
V.A. Technologies AG                                200           41,806
                                                             ------------
                                                                 559,802

BRAZIL-1.0%
Cia Riograndense de Telefonia (a)                13,534           17,290
Cia Riograndense de Telefonia pfd. (a)          380,000          631,784
Companhia Paranaense de Energy (ADR) (a)         33,000          635,250
                                                             ------------
                                                               1,284,324

CANADA-0.6%
Accugraph Corp. (a)                              17,000           14,147
Architel Systems Corp. (a)(b)                    14,400           93,784
Cinar Films, Inc. Cl.B (ADR) (a)                  5,000          165,000
Nelvana, Ltd. (a)(b)                              8,000          121,572
Prime Resources Group, Inc.                       5,000           41,247
Renaissance Energy, Ltd. (a)                      6,000          148,274
Royal Group Technologies, Ltd. (a)(b)             5,000          136,045
                                                             ------------
                                                                 720,069

CHILE-0.1%
Banco Santander (ADR)                             2,000           31,500
Enersis, S.A. (ADR)                               3,000          111,562
Santa Isabel, S.A. (ADR)                          1,000           27,500
                                                             ------------
                                                                 170,562

DENMARK-0.7%
Carli Gry International AS (b)                    7,965          482,445
Coloplast                                         1,500          101,545
Novo Nordisk A.S.                                 3,000          315,538
Scandinavian Mobility International (b)           4,000           39,335
                                                             ------------
                                                                 938,863


10



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
FINLAND-1.4%
Kesko                                            15,000      $   210,061
KCI Konecranes International Corp. (b)            6,000          240,070
Nokia AB OY Corp. pfd.                           12,000        1,035,574
Orion-Yhtymae OY Cl.B                             7,000          253,347
OY Hartwall AB                                    1,000           67,292
                                                             ------------
                                                               1,806,344

FRANCE-2.7%
Accor (c)                                         1,500          225,253
Alcatel Alsthom (Cie Gen. de Electricite) (c)     1,400          182,490
Bouygues Offshore, S.A. (ADR) (c)                11,600          174,000
Coflexip, S.A. (ADR) (c)                          7,700          261,800
Compagnie Generale de Geophysique,
  S.A. (ADR)(a)                                  29,000          594,500
Compagnie Generale des Eaux (c)                   2,030          256,107
 warrants, expiring 05/02/01                      1,500              894
Dexia France (c)                                  1,800          178,076
Lafarge, S.A. (c)                                 3,000          210,800
Louis Dreyfus Citrus (a)(b)(c)                    5,700          196,541
Michelin (c)                                      3,000          186,438
Moulinex (c)                                     12,000          291,959
S T Dupont (a)(b)(c)                              7,540          212,605
SEITA (c)                                         5,000          151,458
SGS-Thomson Microelectronics N.V. (a)(c)          1,200          108,470
Television Francaise (c)                          2,000          172,404
                                                             ------------
                                                               3,403,795

GERMANY-1.5%
Adidas AG                                         1,000          117,283
Apcoa Parking AG (b)(c)                           1,460          127,236
Bayer AG (c)                                      3,000          126,079
Beta Systems Software AG (a)(b)(c)                3,700          341,532
BHW Holding AG (a)                                3,400           57,784
BUS Berzelius Umwelt Service AG (c)               8,000          113,374
Deutsche Telekom AG (ADR) (c)                    14,400          336,600
Fielmann AG pfd. (c)                              2,000           48,976
ProSieben Media AG (a)                              670           29,758
SGL Carbon AG (b)(c)                              4,000          531,031
Veba AG (c)                                       2,000          116,088
                                                             ------------
                                                               1,945,741

GREECE-0.4%
Hellenic Telecommunications, S.A. (a)               370            8,105
Hellenic Telecommunication Organization, S.A.     5,000          109,523
Petzetakis, S.A.                                100,000          434,616
                                                             ------------
                                                                 552,244

HONG KONG-0.4%
China Travel International                       50,000           29,706
HSBC Holdings Plc.                                4,000          139,490
Pacific Rim Infrastructure
  Management Enterprises, Ltd. (a)            1,195,800          134,368
Sino Land Co.                                   150,000          156,926
                                                             ------------
                                                                 460,490

INDIA-0.2%
Gujarat Narmada Valley
  Fertilizers Co., Ltd. (GDR) (b)                 4,000           16,669
Shriram Industrial Enterprises,
  Ltd. (GDR) (a)                                 15,000           30,000
Videsh Sanchar Nigam, Ltd. (GDR) (a)(b)          12,000          217,200
                                                             ------------
                                                                 263,869


11



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
INDONESIA-0.3%
Great River International                       427,000      $   236,769
PT Indosat (ADR)                                  4,000          124,500
                                                             ------------
                                                                 361,269

IRELAND-0.8%
Crean (James) Plc.                               55,000          164,705
Fyffes Plc.                                     280,000          395,558
Irish Continental Group Plc.                     15,000          167,122
Jurys Hotel Group Plc.                           50,000          302,203
                                                             ------------
                                                               1,029,588

ISREAL-0.4%
Check Point Software Technologies, Ltd. (a)      14,100          380,700
Tadiran Telecommunications, Ltd.                  7,000          149,625
                                                             ------------
                                                                 530,325

ITALY-1.7%
Aeroporti di Roma S.p.A. (a)                      4,200           34,108
ENI S.p.A. (ADR)                                  3,000          176,438
Fila Holding Sponsored (ADR)                      3,000           98,063
Industrie Natuzzi S.p.A. (ADR)                   50,900        1,402,931
Mediaset                                         40,000          181,457
Mondadori (Arnoldo) Editore S.p.A.               10,000           61,116
Telecom Italia                                   43,100          145,141
Zucchini S.p.A.                                   9,050           53,396
                                                             ------------
                                                               2,152,650

JAPAN-12.8%
Akita Bank                                        7,000           41,580
Asahi Bank                                       13,000           97,541
Asahi Diamond Industrial                          9,852           81,163
Asatsu, Inc.                                      4,000          126,067
Bank of Tokyo-Mitsubishi, Ltd.                   20,250          376,426
Bridgestone Metalpha Corp.                        2,000           15,040
Canon, Inc.                                       2,000           63,878
Capcom Co.                                        1,400           30,283
Credit Saison Co.                                18,415          566,376
Daibiru Corp.                                     5,000           59,992
Daiichi Kangyo Bank                              20,000          248,416
Daimon Co.                                        2,000           12,167
Dainippon Ink & Chemical, Inc.                    4,000           16,392
Daiseki Co.                                       1,400           25,433
Daito Trust Construction Co., Ltd.                7,000           75,116
DDI Corp.                                            30          206,337
Deodeo Corp.                                        600            9,379
Doshisha Co.                                        600            5,070
Eiden Sakakiya Co.                                6,000           49,683
Enplas Corp.                                      6,000          112,548
Enshu                                             9,000           24,335
Exedy Corp. Industries, Ltd.                      1,500           13,435
Familymart Co.                                    1,000           49,768
FCC Co., Ltd.                                       100            2,374
Fuji Soft ABC, Inc.                               8,600          399,662
Fujikura                                         20,000          196,029
Fujimi, Inc.                                        440           30,114
Hachijuni Bank                                    3,000           28,390
Hirose Electric Co.                                 300           24,385
Hitachi Metals, Ltd.                              6,000           38,226
Hitachi Plant Engineering & Construction Co.      6,000           24,335
Hokushin Co.                                        300            1,508
Home Wide Corp.                                   4,000           28,627
Honda Motor Co.                                   8,000          267,681
Hoya Corp.                                        8,000          405,577
Imagineer Co., Ltd.                               3,600          111,635
INES Corp.                                        6,000          105,450
Isetan Co.                                       15,000          155,894
Ishiguro Homa Co.                                 2,000           27,376
Ishihara Sangyo                                  26,000           68,103
Ishikawajima-Harima Heavy Industries             17,000           57,457
Japan Airport Terminal                           13,200          163,954


12



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Japan Industrial Land Development                 5,200      $    42,619
Kajima Corp.                                      5,000           25,898
Kaneshita Construction                            7,000           50,393
Kawasaki Heavy Industries                        21,000           86,058
Kawasaki Kisen                                    8,000           13,519
Keyence Corp.                                       450           73,004
Kikuchi Co.                                       3,000           28,137
King Co.                                         15,000           45,627
Koa Fire & Marine                                 3,000           17,490
Kokuyo                                            3,000           71,736
Mabuchi Motor Co.                                 3,100          197,237
Makino Milling                                    2,000           15,547
Mars Engineering                                  2,000           42,248
Matsuda Sangyo                                    3,000           50,697
Meitec Corp.                                     10,000          337,136
Micronics Co.                                     5,000          281,791
Minebea Co.                                      14,000          166,793
Mitsubishi Corp.                                  4,000           42,924
Mitsubishi Estate                                10,000          142,797
Mitsubishi Heavy Industries, Ltd.                35,000          246,937
Mitsubishi Trust and Bank                        13,000          190,030
Mitsui Home Co.                                   7,000           59,738
N I C Corp.                                       9,000           91,255
Namco                                             3,800          143,523
Namura Shipbuilding                               6,000           25,399
Nanno Construction                                8,000           24,842
NGK Spark Plug Co.                               11,000          114,322
Nichiei Co.                                       2,800          298,099
Nichiha Corp.                                    14,400          217,795
Nichii Gakkan Co.                                 4,000          190,959
Nintendo Corp., Ltd.                              2,100          212,928
Nippon Broadcasting System                        3,000          304,182
Nippon Denwa Shisetsu                             7,500           57,034
Nippon Kanzai Co.                                   240            5,049
Nippon Paper Industries Co.                       3,000           16,223
Nippon System Development                         1,000           21,631
Nireco Corp.                                      9,000           68,289
Nissen Corp., Ltd.                                1,200            3,549
Nitta Corp.                                       9,000           95,817
Nitto Kohki Co.                                   6,300          188,973
Noritsu Koki Co.                                  8,400          391,077
Ohmoto Gumi, Co.                                  3,400           22,121
Oie Sangyo Co., Ltd.                              4,400           37,178
Oji Paper Co., Ltd.                              11,000           57,626
Oriental Construction                             3,000           26,869
Paris Miki, Inc.                                  8,380          238,619
Promise Co., Ltd.                                 1,200           66,920
PS Corp.                                          5,000           52,387
Raito Kogyo                                       5,000           43,093
Renown, Inc.                                     16,000           30,689
Ricoh Elemex Co., Ltd.                            3,000           35,488
Rohm Co., Ltd.                                    1,000          130,967
Sankyo Co., Ltd.                                 11,000          393,156
Sankyo Engineering                                2,000           13,519
Santen Pharmaceutical Co.                        19,420          338,024
Sanyo Chemical Industries                         4,000           33,697
Sanyo Electric Co.                               15,000           62,864
Sanyo Engineering and Construction Co.            6,000           41,166
Sanyo Pax Co.                                     8,500          125,687
Sanyo Shinpan Finance Co., Ltd.                   2,020          122,548
Sato Corp.                                       10,700          171,779
Seven-Eleven Japan                                3,200          254,161
Shinko Electric Industries                        1,800           77,871
Shizuoka Bank                                    19,000          205,492
Sho Bond Corp.                                   11,200          280,118
SMC Corp.                                         1,800          177,947
Sodick Co.                                       27,000          205,323
Suido Kiko Kaisha                                 1,000            5,070
Sumitomo Bank, Ltd.                              26,000          417,406
Sumitomo Forestry                                 3,000           28,644
Sumitomo Heavy Industries                        24,000           83,143
Sumitomo Metal Industries                        58,000          146,041


13



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Sumitomo Realty & Development                    36,000      $   261,597
Taisho Pharmaceutical Co.                         9,000          234,981
Takefuji Corp.                                    7,060          343,008
TDK Corp.                                         4,000          344,740
Toei Co.                                          6,000           37,262
Toho Bank                                        12,000           74,626
Toho Titanium Co.                                 9,000          126,996
Tokyo Broadcasting                               11,000          182,172
Tokyo Cathode Laboratory                          6,000          171,863
Tokyo Electron, Ltd.                                400           24,740
Toso Co., Ltd.                                    6,500           52,176
Towa Corp.                                        4,000          179,806
Toyoda Gosei                                     10,000           65,061
Toyota Motor Corp.                                9,000          276,046
Wesco, Inc.                                       5,616           39,718
Xebio Co.                                         1,200           28,897
Yamaichi Electronics Co., Ltd.                    6,000          164,259
Yamaichi Securities Co.                          18,000           39,544
Yamato Transport                                 15,000          190,114
Yaskawa Electric Corp.                            8,000           31,770
Yokogawa Electric                                21,000          191,635
                                                             ------------
                                                              16,129,128

LUXEMBOURG-0.9%
Millicom International Cellular, S.A. (a)        18,900        1,067,850

MALAYSIA-1.0%
AMMB Holdings Bhd                                10,000           56,872
Arab Malaysian Finance Berhad                    40,000           83,412
Hong Leong Bank Berhad                           40,000           89,479
Kim Hin Industry                                 10,000           12,057
  Cl.A                                            2,000            2,351
Lingkaran Trans Kota Holding (b)                 74,000          147,298
Mancon Berhad                                    21,333           37,530
Metacorp Berhad                                  40,000           69,460
Pacific & Orient                                 50,000          109,953
Pernas International Hotels Bhd                 100,000           84,550
RJ Reynolds Berhad                               65,000          147,867
SAP Holdings Berhad                              10,000           21,232
Sime Darby Berhad                                50,000          157,346
Sriwani Holdings Bhd                             40,000           71,583
Star Publications                                10,000           40,569
Talam Corp. Berhad                               50,000           54,028
UMW Holdings Bhd                                 30,000          118,294
                                                             ------------
                                                               1,303,881

MEXICO-0.5%
Grupo Elektra                                    15,000          224,319
Grupo Industrial Durango, S.A. (ADR) (a)         12,000          192,000
Industrias Campos Hermanos (a)                   20,000           92,874
International de Ceramica (a)                    34,915           75,931
                                                             ------------
                                                                 585,124

NETHERLANDS-2.2%
Aegon N.V. (c)                                    3,500          265,374
AKZO Nobel N.V. (c)                               1,000          154,729
Content Beheer N.V. (b)(c)                        9,000          345,102
Elsevier N.V. (c)                                18,000          316,886
Fortis Amev N.V. (c)                              7,000          318,381
IHC Caland N.V.                                   4,000          215,502
KLM Royal Dutch Airlines (c)                      9,000          320,793
Kon Ptt Nederland (c)                             3,000          122,992
Nutricia Verenidge Bedrijuen (b)(c)               1,000          169,778
Vedior (a)(c)                                    20,000          499,687
                                                             ------------
                                                               2,729,224

NEW ZEALAND-0.2%
Restaurant Brands, Ltd. (a)                      93,700          146,680
Tourism Holdings, Ltd.                           50,000           67,553
Warehouse Group                                  28,000           81,843
                                                             ------------
                                                                 296,076


14



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
NORWAY-1.2%
Alvern A/S                                       50,000      $   346,800
Hafslund ASA (c)                                  4,000           20,939
Navia ASA (a)(c)                                 38,000          166,595
Sparebanken NOR (c)                               8,000          238,703
Tomra Systems AS (c)                             33,070          675,136
                                                             ------------
                                                               1,448,173

PANAMA-0.6%
Banco Latinoamericano de
  Exportaciones, S.A. (ADR)                      15,000          712,500

PERU-0.4%
Banco Wiese (ADR)                                15,000           93,750
Telefonica del Peru, S.A. (ADR)                  15,000          370,312
                                                             ------------
                                                                 464,062

PHILIPPINES-0.1%
Alsons Cement                                   250,000           30,932
Asian Terminals, Inc.                           193,333           26,215
International Container                         190,000           88,559
                                                             ------------
                                                                 145,706

PORTUGAL-0.5%
Electricidade de Portugal (a)                    10,795          182,887
Portugal Telecom, S.A.                              670           26,693
Telecel-Comunicacaoes Pesscasis, S.A. (a)(b)      4,320          337,954
TVI Televisao Independente (a)(d)                 7,800           19,291
                                                             ------------
                                                                 566,825

SINGAPORE-0.6%
City Developments                                10,000           84,970
Fraser & Neave, Ltd.                             40,000          271,905
Lim Kah Ngam, Ltd.                               30,000           31,405
Overseas Union Bank, Ltd.                           400            2,597
Singapore Airlines, Ltd.                         12,000          112,569
Singapore Land, Ltd.                             30,000          147,849
United Overseas Bank                              8,000           87,010
                                                             ------------
                                                                 738,305

SOUTH KOREA-0.6%
Samsung Electronics Co., Ltd.
  (GDR)(a)(b)                                    10,912          331,725
  bonus shares (GDR)(a)(b)                        1,089           64,632
SK Telecom Co., Ltd. (ADR)                       31,930          367,195
                                                             ------------
                                                                 763,552

SPAIN-1.8%
Banco Popular Esp (c)                               200           44,260
Catalana Occidente, S.A. (c)                      9,730          492,959
Centros Commerciales Continente, S.A. (c)         2,000           38,577
Construcciones Y Aux de Ferr (c)                  2,000           81,396
Corporacion Mapfre Esp500 (c)                     5,452          304,612
Gas Y Electricidad (c)                            7,000          450,059
Hidroel Cantabrico (c)                            2,000           78,568
Iberdrola II, S.A. (c)                           20,000          221,815
Portland Valderriv (c)                            1,000           79,275
Repsol, S.A. (c)                                  5,000          199,955
Telefonica de Espana (c)                          6,000          160,671
Viscofan Envolturas Celulosicas (c)               4,000           93,870
                                                             ------------
                                                               2,246,017

SWEDEN-1.5%
Astra AB (c)                                      5,001           89,616
Autoliv, Inc. (a)(b)(c)                           2,000           70,174
Dahl International AB (b)(c)                     13,000          247,616
Kalmar Industries AB (b)(c)                       8,000          134,334
Netcom Systems AB (a)(b)(c)                      22,000          333,580
Scandic Hotels AB (a)(b)(c)                      35,100          584,993
Skandia Foersaekrings AB (c)                      3,600          146,163
Sparbanken Sverige AB (c)                         2,800           61,403
Swedish Match (c)                                80,000          253,631
                                                             ------------
                                                               1,921,510


15



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
SWITZERLAND-1.4%
ABB AG (a)                                          120      $   170,319
Ciba Specialty Chemicals AG (a)                   2,589          238,535
Novartis AG                                         140          224,410
Roche Holdings AG, Ltd.                              55          531,256
Selecta Gruppe (b)                                2,700          405,687
Tag Heuer International, S.A. (ADR) (a)          11,600          187,050
                                                             ------------
                                                               1,757,257

THAILAND-0.2%
CMIC Finance & Security Public Co. (a)(d)       110,000               -0-
Nawarat Patanakarn                               20,000            8,157
Siam Makro                                       10,000           25,176
Thai Engine Manufacturing                        39,300          253,986
                                                             ------------
                                                                 287,319

UNITED KINGDOM-5.8%
Amvescap Plc                                     20,000          122,083
Barclays Plc                                      7,000          147,739
Bass Plc                                         10,000          136,851
British Airways Plc                               4,000           43,517
Caird Group Plc                                   3,000           32,096
Carlton Communications Plc                       42,100          336,083
Carpetright Plc                                   5,000           43,238
Dixons Group Plc                                 25,000          249,212
Doncasters Plc (ADR) (a)                         21,400          556,400
Filtronic Comtek Plc                             90,000          534,605
Grand Metropolitan Plc                           10,000           98,208
Guinness Plc                                     50,000          479,963
Harvey Nichols Group Plc (b)                     20,000           79,419
Holliday Chemical Holdings Plc                  100,000          224,803
House of Fraser Plc                              40,000          122,739
Imperial Tobacco Group Plc                       25,000          155,270
Johnson Matthey Plc                              10,000           95,008
LucasVarity Plc                                  50,000          154,244
M.S. International Plc                          325,000          125,324
McBride Plc                                      30,000           69,902
Mirror Group Plc                                 20,000           63,995
Misys Plc                                        10,000          249,417
National Grid Group Plc                          40,000          169,341
National Power Plc                               40,000          354,762
Norwich Union Plc (a)                            23,500          123,396
Powerscreen International Plc                    40,000          420,070
Rank Group Plc                                   10,000           56,611
Reed International Plc                           16,000          160,677
Rentokil Initial Plc                            100,000          356,896
Shandwick International Plc                      10,000            6,892
Siebe Plc                                         8,000          144,399
Smith (WH) Group Plc.                             6,200           38,030
Thistle Hotels Plc (b)                           37,600           86,531
Tomkins Plc                                      35,000          176,889
Vodafone Group Plc                               60,000          303,238
WPP Group Plc                                    70,000          285,434
Zeneca Group Plc                                 16,000          531,651
                                                             ------------
                                                               7,334,933

Total Foreign Investments
  (cost $52,139,823)                                          59,188,935
Total Common Stocks & Other Investments
  (cost $100,284,263)                                        117,015,002



                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)       U.S. $ VALUE
-------------------------------------------------------------------------
COMMERCIAL PAPER-2.1%
American Express Co.
  5.43%, 8/01/97                                $ 1,200        1,200,000
General Electric Capital Corp.
  5.40%, 8/04/97                                    800          799,640
Prudential Funding
  5.55%, 8/05/97                                    700          699,568
Total Commercial Paper
  (amortized cost $2,699,208)                                  2,699,208


16



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

                                                            U.S. $ VALUE
-------------------------------------------------------------------------
TOTAL INVESTMENTS -94.8%
  (cost $102,983,471)                                       $119,714,210
Other assets less liabilities-5.2%                             6,500,313

NET ASSETS-100%                                             $126,214,523



(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 1997, these securities amounted to $6,557,883 representing 5.2% of net assets.

(c) Securities with an aggregate market value of $12,331,939 segregated to collateralize forward exchange currency contracts.

(d)  Illiquid security, valued at fair market value (see Note A).

     Glossary of Terms:
     ADR - American Depository Receipt
     GDR - Global Depository Receipt

     See notes to financial statements.


17



STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997                                    ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $102,983,471)         $119,714,210
  Cash, at value (cost $135,309)                                       135,196
  Receivable for investment securities and foreign currency sold     9,871,447
  Unrealized appreciation of forward exchange currency contracts       766,712
  Receivable for capital stock sold                                    254,352
  Dividends and interest receivable                                     68,894
  Foreign taxes receivable                                              36,675
  Total assets                                                     130,847,486

LIABILITIES
  Payable for investment securities and foreign currency purchased   3,433,486
  Unclaimed dividends                                                  634,139
  Payable for capital stock redeemed                                   119,533
  Management fee payable                                               105,101
  Distribution fee payable                                              68,759
  Accrued expenses                                                     271,945
  Total liabilities                                                  4,632,963

NET ASSETS                                                        $126,214,523

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $    100,256
  Additional paid-in capital                                       100,390,506
  Accumulated net investment loss                                     (314,454)
  Accumulated net realized gain on investments and
    foreign currency transactions                                    8,544,970
  Net unrealized appreciation of investments and
    foreign currency denominated assets and liabilities             17,493,245
                                                                  $126,214,523

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share($85,216,704/
    6,621,562 shares of capital stock issued and outstanding)           $12.87
  Sales charge -- 4.25% of public offering price                           .57
  Maximum offering price                                                $13.44

  CLASS B SHARES
  Net asset value and offering price per share($31,946,061/
    2,654,983 shares of capital stock issued and outstanding)           $12.03

  CLASS C SHARES
  Net asset value and offering price per share($8,718,392/
    723,219 shares of capital stock issued and outstanding)             $12.05

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share($333,366
    /25,857 shares of capital stock issued and outstanding)             $12.89


See notes to financial statements.


18



STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1997                         ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $113,927)                                     $  885,936
  Interest                                              317,186    $ 1,203,122

EXPENSES
  Management fee                                      1,054,834
  Distribution fee- Class A                             219,566
  Distribution fee- Class B                             228,764
  Distribution fee- Class C                              65,224
  Transfer agency                                       370,417
  Custodian                                             306,369
  Audit and legal                                       129,737
  Administrative                                        122,541
  Registration                                          103,798
  Printing                                               79,287
  Directors' fees                                        38,000
  Miscellaneous                                          24,612
  Total expenses                                      2,743,149
  Less: expense offset arrangement (see Note B)         (26,921)
  Net expenses                                                       2,716,228
  Net investment loss                                               (1,513,106)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain on investment transactions                       9,872,914
  Net realized gain on foreign currency transactions                   978,035
  Net change in unrealized appreciation of:
    Investments                                                     14,524,713
    Foreign currency denominated assets and liabilities                991,214
  Net gain on investments and foreign currency transactions         26,366,876

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $24,853,770


See notes to financial statements.


19



STATEMENT OF CHANGES IN NET ASSETS               ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

                                                     YEAR ENDED     YEAR ENDED
                                                       JULY 31,       JULY 31,
                                                         1997           1996
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss                               $(1,513,106)   $(1,012,261)
  Net realized gain on investments and foreign
    currency transactions                            10,850,949     16,929,870
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
  currency denominated assets and liabilities        15,515,927     (4,726,150)
  Net increase in net assets from operations         24,853,770     11,191,459

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                          (9,231,726)    (2,964,670)
    Class B                                          (2,729,321)      (331,138)
    Class C                                            (783,298)       (74,101)
    Advisor Class                                       (38,258)            -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                       27,153,600     12,540,287
  Total increase                                     39,224,767     20,361,837

NET ASSETS
  Beginning of year                                  86,989,756     66,627,919
  End of year                                      $126,214,523    $86,989,756


See notes to financial statements.


20



NOTES TO FINANCIAL STATEMENTS
JULY 31, 1997                                    ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Global Small Cap Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class Cshares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Securities traded on United States or foreign securities exchanges are valued at the last reported sales price, or if no sale occurred, at the mean of the bid and asked price. Securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued at the closing bid price. Debt securities are valued at the mean of the bid and asked price except that debt securities maturing within 60 days are valued at amortized cost, which approximates market value, unless this method does not approximate fair value. Restricted securities, illiquid securities and securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Directors. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange at July 31, 1997.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains represent foreign exchange gains from sales and maturities of securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.


21



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to tax treatment of foreign currency gains, resulted in a net decrease in accumulated net investment loss and net realized gain on investment and foreign currency transactions and a correpsonding increase to additional paid-in capital. This reclassification had no affect on net assets.

NOTE B: MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under an investment advisory agreement the Fund pays Alliance Capital
Management L.P. (the "Manager") a management fee at an annual rate of 1% of the average daily net assets of the Fund. The fee is accrued daily and paid monthly.

Pursuant to the management agreement, the Fund paid $122,541 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the year ended July 31, 1997.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Manager) in accordance with a Services Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $256,078 for the year ended July 31, 1997.

In addition, for the year ended July 31, 1997, the Fund's expenses were reduced by $26,921 under an expense offset arrangement with Alliance Fund Services. Transfer Agency fees reported in the statement of operations excludes these credits.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Manager) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $10,485 from the sales of Class A shares and $27,720 and $1,969 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C, respectively, for the year ended July 31, 1997.

Brokerage commissions paid on securities transactions for the year ended July 31, 1997 amounted to $573,077, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Manager, nor to DLJ directly.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,055,687 and $586,919 for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.


22



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $138,898,059 and $128,840,473, respectively, for the year ended July 31, 1997. There were no purchases or sales of U.S. government and government agency obligations for the year ended July 31, 1997.

At July 31, 1997, the cost of investments for federal income tax purposes was $103,626,942. Accordingly, gross unrealized appreciation of investments was $23,334,125 and gross unrealized depreciation of investments was $7,246,857, resulting in net unrealized appreciation of $16,087,268, excluding foreign currency.

FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At July 31, 1997, the Fund had outstanding forward exchange currency contracts to sell foreign currencies against the U.S. dollar, as follows:


                                 CONTRACT    VALUE ON    U.S. $
                                  AMOUNT   ORIGINATION   CURRENT    UNREALIZED
                                   (000)      DATE        VALUE    APPRECIATION
                                 --------  ----------  -----------  -----------
FOREIGN CURRENCY SALE CONTRACTS
Deutsche Mark, maturing 9/22/97     3,016  $1,795,666  $1,643,600    $152,066
French Franc, maturing 10/14/97    13,877   2,402,944   2,246,595     156,349
Netherland Guilder,
  maturing 9/22/97                  4,598   2,434,736   2,225,413     209,323
Norwegian Krone,
  maturing 10/14/97                10,750   1,507,714   1,411,778      95,936
Spanish Peseta,
  maturing 10/14/97               238,000   1,637,472   1,531,045     106,427
Swedish Krona,
  maturing 10/14/97                13,400   1,729,925   1,683,314      46,611
                                                                    ----------
                                                                     $766,712


23



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 87,500,000 shares of $.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class shares. Class A, Class C and Advisor Class each consist of 25,000,000 authorized shares and Class B consists of 12,500,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       JULY 31,       JULY 31,      JULY 31,        JULY 31,
                         1997           1996          1997            1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              993,161       666,687     $11,718,840     $ 7,703,615
Shares issued in
  reinvestment of
  distributions          632,521       214,027       6,982,712       2,238,721
Shares converted
  from Class B            62,837        29,137         741,976         365,303
Shares redeemed         (975,383)     (788,775)    (11,573,247)     (8,976,608)
Net increase             713,136       121,076     $ 7,870,281     $ 1,331,031

CLASS B
Shares sold            2,096,355     1,035,693     $23,394,278     $11,503,034
Shares issued in
  reinvestment of
  distributions          179,345        21,596       1,859,822         215,523
Shares converted
  to Class A             (65,905)      (30,676)       (741,976)       (365,303)
Shares redeemed         (846,665)     (253,960)     (9,385,983)     (2,731,200)
Net increase           1,363,130       772,653     $15,126,141     $ 8,622,054

CLASS C
Shares sold              781,046       501,624     $ 8,633,201     $ 5,589,123
Shares issued in
  reinvestment of
  distributions           37,793         4,299         392,675          42,946
Shares redeemed         (468,473)     (274,347)     (5,183,229)     (3,044,867)
Net increase             350,366       231,576     $ 3,842,647     $ 2,587,202


                     OCT. 2, 1996*               OCT. 2, 1996*
                           TO                          TO
                     JULY 31, 1997               JULY 31, 1997
                     ------------                -------------
ADVISOR CLASS
Shares sold               32,509                   $   401,185
Shares issued in
  reinvestment of
  distributions            2,983                        32,937
Shares redeemed           (9,635)                     (119,591)
Net increase              25,857                      $314,531


*    Commencement of distribution.


24



FINANCIAL HIGHLIGHTS                             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS A
                                            ---------------------------------------------------------------
                                                                                     OCTOBER 1,
                                                                                        1993
                                                       YEAR ENDED JULY 31,               TO      YEAR ENDED
                                            --------------------------------------    JULY 31,     SEP. 30,
                                                1997         1996         1995         1994(A)       1993
                                            ------------  -----------  -----------  ------------  ---------
Net asset value, beginning of period          $11.61       $10.38       $11.08       $11.24         $9.33

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.15)(b)     (.14)(b)     (.09)        (.15)(b)      (.15)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  2.97         1.90         1.50         (.01)         2.49
Net increase (decrease) in net asset
  value from operations                         2.82         1.76         1.41         (.16)         2.34

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.56)        (.53)       (1.99)          -0-         (.43)
Tax return of capital                             -0-          -0-        (.12)          -0-           -0-
Net asset value, end of period                $12.87       $11.61       $10.38       $11.08        $11.24

TOTAL RETURN
Total investment return based on net
  asset value (c)                              26.47%       17.46%       16.62%       (1.42)%       25.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $85,217      $68,623      $60,057      $61,372       $65,713
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.41%(d)     2.51%        2.54%(e)     2.42%(f)      2.53%
  Net investment loss                          (1.25)%      (1.22)%      (1.17)%      (1.26)%(f)    (1.13)%
Portfolio turnover rate                          129%         139%         128%          78%           97%
Average commission rate (g)                   $.0364           --           --           --            --


See footnote summary on page 28.


25



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS B
                                            ---------------------------------------------------------------
                                                                                     OCTOBER 1,
                                                                                        1993
                                                       YEAR ENDED JULY 31,               TO      YEAR ENDED
                                            --------------------------------------    JULY 31,     SEP. 30,
                                                1997         1996         1995         1994(A)       1993
                                            ------------  -----------  -----------  ------------  ---------
Net asset value, beginning of period          $11.03        $9.95       $10.78       $11.00         $9.20

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.21)(b)     (.20)(b)     (.12)        (.17)(b)      (.15)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  2.77         1.81         1.40         (.05)         2.38
Net increase (decrease) in net asset
  value from operations                         2.56         1.61         1.28         (.22)         2.23

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.56)        (.53)       (1.99)          -0-         (.43)
Tax return of capital                             -0-          -0-        (.12)          -0-           -0-
Net asset value, end of period                $12.03       $11.03        $9.95       $10.78        $11.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                              25.42%       16.69%       15.77%       (2.00)%       24.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $31,946      $14,247       $5,164       $3,889        $1,150
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       3.11%(d)     3.21%        3.20%(e)     3.15%(f)      3.26%
  Net investment loss                          (1.92)%      (1.88)%      (1.92)%      (1.93)%(f)    (1.85)%
Portfolio turnover rate                          129%         139%         128%          78%           97%
Average commission rate (g)                   $.0364           --           --           --            --


See footnote summary on page 28.


26



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS C
                                            ------------------------------------------------------------------
                                                                                     OCTOBER 1,      MAY 3
                                                                                        1993        1993(H)
                                                       YEAR ENDED JULY 31,               TO           TO
                                            --------------------------------------    JULY 31,     SEP. 30,
                                                1997         1996         1995         1994(A)       1993
                                            ------------  -----------  -----------  ------------  ------------
Net asset value, beginning of period          $11.05       $ 9.96       $10.79       $11.00        $ 9.86

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.22)(b)     (.20)(b)     (.17)        (.17)(b)      (.05)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  2.78         1.82         1.45         (.04)         1.19

Net increase (decrease) in net asset
  value from operations                         2.56         1.62         1.28         (.21)         1.14

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.56)        (.53)       (1.99)          -0-           -0-
Tax return of capital                             -0-          -0-        (.12)          -0-           -0-
Net asset value, end of period                $12.05       $11.05        $9.96       $10.79        $11.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                              25.37%       16.77%       15.75%       (1.91)%       11.56%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $8,718       $4,119       $1,407       $1,330          $261
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       3.10%(d)     3.19%        3.25%(e)     3.13%(f)      3.75%(f)
  Net investment loss                          (1.93)%      (1.85)%      (2.10)%      (1.92)%(f)    (2.51)%(f)
Portfolio turnover rate                          129%         139%         128%          78%           97%
Average commission rate (g)                   $.0364           --           --           --            --


See footnote summary on page 28.


27



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                             ADVISOR CLASS
                                                          ------------------
                                                          OCTOBER 2, 1996(H)
                                                                   TO
                                                             JULY 31, 1997
                                                          ------------------
Net asset value, beginning of period                            $12.56

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                           (.08)
Net realized and unrealized gain on investments                   1.97
Net increase in net asset value from operations                   1.89

LESS: DISTRIBUTIONS
Distributions from net realized gains                            (1.56)
Net asset value, end of period                                  $12.89

TOTAL RETURN
Total investment return based on net asset value (c)             17.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                         $333
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements (d)(f)                  2.05%
  Net investment loss (f)                                         (.84)%
Portfolio turnover rate                                            129%
Average commisson rate                                          $.0364


(a)  The Fund changed its fiscal year end from September 30 to July 31.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for period of less than one year is not annualized.

(d) Ratio reflects expenses grossed up for expense offset arrangement with the transfer agent. For the year ended July 31, 1997, the net expense ratio was 2.38%, 3.08%, 3.08% and 2.04% for the Class A, B, C and Advisor Class shares, respectively.

(e) If the Fund had borne all expenses, the expense ratios would have been 2.61%, 3.27%, and 3.31% for Class A, Class B and Class C shares, respectively.

(f)  Annualized.

(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(h)  Commencement of distributions.


28



REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
ALLIANCE GLOBAL SMALL CAP FUND, INC.

We have audited the accompanying statement of assets and liabilities of Alliance Global Small Cap Fund, Inc., including the portfolio of investments, as of July 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Global Small Cap Fund, Inc. at July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


New York, New York
September 3, 1997


29



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
DAVID H. DIEVLER (1)
RUTH BLOCK (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
ALDEN M. STEWART, SENIOR VICE PRESIDENT-INVESTMENTS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
RANDALL E. HAASE, VICE PRESIDENT
RONALD L. SIMCOE, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
THOMAS BARDONG, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


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THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


31



ALLIANCE GLOBAL SMALL CAP FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GSCAR